Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2014	2015	2016
Dividend yield	0.81%-0.83%	0.82%	0.73%
Expected volatility	28.57%-41.52%	24.30%-32.00%	23.29%-26.46%
Risk-free interest rate	8.21%-9.08%	8.42%-8.63%	7.71%-8.07%
Expected term (in years)	3.81-5.44	4.13-5.45	4.21-5.66

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Number of options available to be granted years ending March 31,
	2014	2015	2016
Options available to be granted, beginning of period*	58,080,400	112,121,300	72,847,350
Equity shares allocated for grant under the plan	100,000,000	—	—
Options granted	(47,060,000)	(41,659,000)	(44,836,200)
Forfeited/lapsed*	1,100,900	2,385,050	3,523,700

Options available to be granted, end of period	112,121,300	72,847,350	31,534,850

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2014			2015			2016
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	65,443,045	Rs.	417.32	92,476,600	Rs.	556.06	109,033,000	Rs.	683.16
Granted	47,060,000		679.99	41,659,000		835.50	44,836,200		1,092.65
Exercised	*(18,903,115)		382.63	(22,700,740)		438.50	(21,691,200)		563.78
Forfeited	(1,017,800)		618.30	(2,296,500)		761.32	(3,466,800)		900.81
Lapsed	(105,530)		247.18	(105,360)		368.42	(56,900)		546.78

Options outstanding, end of period	92,476,600	Rs.	556.06	109,033,000	Rs.	683.16	128,654,300	Rs.	840.19

Options exercisable, end of period	46,137,600	Rs.	431.59	41,871,400	Rs.	537.99	49,681,000	Rs.	661.84

Weighted average fair value of options granted during the year		Rs.	258.53		Rs.	302.31		Rs.	377.69

*	As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2016:

		As of March 31, 2016
Plan	Range of exercise price	Number Of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan C	Rs.680.00 to Rs.835.50 (or US$ 10.26 to US$ 12.61)	5,740,800	3.34	Rs.	693.00
Plan D	Rs.680.00 (or US$ 10.26)	5,133,900	3.32		680.00
Plan E	Rs.440.16 to Rs.680.00 (or US$ 6.64 to US$ 10.26)	37,850,200	2.49		598.71
Plan F	Rs.835.50 to Rs. 1,097.80 (or US$ 12.61 to US$ 16.57)	79,929,400	4.80		975.41